Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Expenses Tables
Schedule of accrued expenses

Accrued expenses as of December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016

Operating expenses	$112,844	$84,981
Vacation and other employee accruals	36,144	20,625
Other accrued expenses (1)	37,669	33,191
Total	$186,657	$138,797

(1)	Other accrued expenses include deferred leasing income, interest payable, provision severance payment and deferred interest income.